Accounting principles, Recognition of Revenue from Customer Contracts (Details)	12 Months Ended
Dec. 31, 2021 Obligation
Recognition of revenue from customer contracts [Abstract]
Number of performance obligations	1
Minimum [Member]
Recognition of revenue from customer contracts [Abstract]
Warranty period	18 months
Number of performance obligations	1
Maximum [Member]
Recognition of revenue from customer contracts [Abstract]
Warranty period	36 months